Taxes (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current tax assets
Current tax assets		$ 1,031,307	$ 625,374
Current tax liabilities
Current tax liabilities		1,751,300	2,005,688
Income tax [Member]
Current tax liabilities
Current tax liabilities	[1]	1,065,688	1,305,011
National tax and surcharge on gasoline [Member]
Current tax liabilities
Current tax liabilities		141,408	136,706
Carbon tax [Member]
Current tax liabilities
Current tax liabilities		48,520	51,383
Other taxes [Member]
Current tax liabilities
Current tax liabilities	[2]	495,684	512,588
Income tax [Member]
Current tax assets
Current tax assets	[1]	765,399	165,437
Credit tax balance [Member]
Current tax assets
Current tax assets	[3]	54,350	234,410
Other taxes [Member]
Current tax assets
Current tax assets		$ 211,558	$ 225,527

[1]	The main variation compared to the previous period corresponds to the favorable balance of the income tax that was generated by the anticipated voluntary payment made in November and December 2018 by Ecopetrol S.A., in accordance with the Decree 2146 of November 22, 2018 and the decrease in non-deductible expenses.
[2]	Mainly includes VAT payable balances, industry and commerce tax and royalties and monetary compensations.
[3]	Includes mainly the value added tax (VAT) receivable balance.